Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Per Share data, unless otherwise specified		Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]		Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Parent [Member]	Noncontrolling Interest [Member]	Stockholders' Equity, Total [Member]
Balance at Dec. 31, 2008			$ 866	[1]	$ 2,447	$ 0	[1]	$ 5,341	$ (2,416)	[2]	$ 6,238	$ 120	$ 6,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		913	0	[1]	0	0	[1]	485	428	[2]	913	32	945
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(152)	0	[2]	(152)	0	(152)
Stock option and incentive plans			5	[1]	67	0	[1]	0	0	[2]	72	0	72
Tax benefit loss on stock option and incentive plans, net		21	0	[1]	(21)	0	[1]	0	0	[2]	(21)	0	(21)
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(11)	(11)
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2009			871	[1]	2,493	0	[1]	5,674	(1,988)	[2]	7,050	141	7,191
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		606	0	[1]	0	0	[1]	606	0	[2]	606	31	637
ACS Acquisition	[4]		490	[1]	3,825	0	[1]	0	0	[2]	4,315	0	4,315
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(243)	0	[2]	(243)	0	(243)
Cash dividends declared-preferred stock	[5]		0	[1]	0	0	[1]	(21)	0	[2]	(21)	0	(21)
Stock option and incentive plans			37	[1]	256	0	[1]	0	0	[2]	293	0	293
Tax benefit loss on stock option and incentive plans, net		(6)	0	[1]	(6)	0	[1]	0	0	[2]	6	0	(6)
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(19)	(19)
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2010		12,006	1,398	[1]	6,580	0	[1]	6,016	(1,988)	[2]	12,006	153	12,159
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		567	0		0	0		1,295	(728)		567	32	599
Cash dividends declared-common stock	[3]		0	[1]	0	0	[1]	(241)	0	[2]	(241)	0	(241)
Cash dividends declared-preferred stock	[5]		0	[1]	0	0	[1]	(24)	0	[2]	(24)	0	(24)
Contribution of common stock to U.S. pension plan	[6]		17	[1]	113	0	[1]	0	0	[2]	130	0	130
Stock option and incentive plans			11	[1]	129	0	[1]	0	0	[2]	140	0	140
Tax benefit loss on stock option and incentive plans, net		1	0	[1]	(1)	0	[1]	0	0	[2]	(1)	0	(1)
Payments to acquire treasury stock, including fees			0	[1]	0	(701)	[1]	0	0	[2]	(701)	0	(701)
Cancellation of Treasury Stock			(73)		(504)	577		0	0		0	0	0
Distributions to noncontrolling interests			0	[1]	0	0	[1]	0	0	[2]	0	(37)	(37)
Other			0	[1]	0	0	[1]	0	0	[2]	0	1	1
Dividends per common share (in dollars per share)		$ 0.17
Balance at Dec. 31, 2011		$ 11,876	$ 1,353	[1]	$ 6,317	$ (124)	[1]	$ 7,046	$ (2,716)	[2]	$ 11,876	$ 149	$ 12,025

[1]	(1)Refer to Note 18 - Shareholders' Equity for rollforward of related shares.
[2]	(6)Refer to Note 19 - Comprehensive Income for components.
[3]	(2)Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2011, 2010 and 2009.
[4]	(4)Refer to Note 3 - Acquisitions for additional information.
[5]	(3)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010 and 2011.
[6]	(5)Refer to Note 14 - Employee Benefit Plans for additional information regarding pension plan contributions.